CONVERTIBLE SENIOR NOTES (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended			13 Months Ended
	Nov. 04, 2015 USD ($) shares	Nov. 30, 2015 USD ($) shares	Sep. 30, 2015 USD ($) shares	Sep. 24, 2015 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) $ / shares	Sep. 24, 2016	Dec. 31, 2015 HKD / shares	Nov. 04, 2015 HKD / shares	Dec. 31, 2014 HKD / shares	Dec. 04, 2013 $ / shares	Sep. 30, 2010 $ / shares
Debt Instrument [Line Items]
Total net proceeds from issuance of senior convertible notes					$ 300,000	$ 50,000	$ 350,000
Debt Interest expense					8,904	8,111
Debt issuance costs amortization					1,393	$ 1,812	$ 3,483
Beneficial conversion feature (BCF) recognized					$ 12,113
Carlyle Group [Member]
Debt Instrument [Line Items]
Minimum percentage of Company's total outstanding share capital to be owned by related party								1.00%
Percentage interest owned				72.00%
Ateefa Limited [Member]
Debt Instrument [Line Items]
Percentage interest owned				28.00%
Common Class A [Member]
Debt Instrument [Line Items]
Shares Issued | shares	8,436,581	8,436,581	3,418,803	3,418,803
Consideration received from shares issued	$ 246,770	$ 246,775	$ 100,000	$ 100,000
Aggregate principle amount				$ 100,000
Convertible senior notes, due date	Nov. 03, 2022			Sep. 24, 2022
Convertible senior notes, interest rate				1.50%						2.00%
Total net proceeds from issuance of senior convertible notes	$ 446,059			$ 199,645
Ordinary shares, par value | (per share)							$ 1.00		HKD 1.00		HKD 1.00		$ 1
2.00% Convertible Senior Notes due December 15, 2018 [Member]
Debt Instrument [Line Items]
Convertible senior notes, initial purchasers right to purchase additional notes exercisable period						30 days
Convertible senior notes, interest rate					2.86%
Convertible senior notes, conversion price | $ / shares												$ 20.31
Convertible senior notes, redemption price percentage						100.00%
Convertible senior notes, repurchase date						Dec. 15, 2016
Convertible senior notes, repurchase price percentage of principal amounts of notes						100.00%
Debt issuance costs					$ 9,545
Convertible senior notes, effective interest rate					2.84%
2.00% Convertible Senior Notes due December 15, 2018 [Member] | Overallotment Option [Member]
Debt Instrument [Line Items]
Consideration received from shares issued					$ 50,000
2.00% Convertible Senior Notes due December 15, 2018 [Member] | Senior Notes Additional [Member]
Debt Instrument [Line Items]
Consideration received from shares issued					$ 400,000
Convertible senior notes, due date					Dec. 15, 2018
Convertible senior notes, interest rate					2.00%
Total net proceeds from issuance of senior convertible notes					$ 390,455
2.00% Convertible Senior Notes due December 15, 2018 [Member] | Senior Notes Additional [Member] | Maximum [Member]
Debt Instrument [Line Items]
Aggregate principle amount					$ 50,000
September 2022 [Member]
Debt Instrument [Line Items]
Convertible senior notes, interest rate					1.56%
Debt issuance costs					$ 355
Convertible senior notes, effective interest rate					1.56%
November 2022 [Member]
Debt Instrument [Line Items]
Convertible senior notes, interest rate					2.46%
Convertible senior notes, conversion price | HKD / shares										HKD 35.83
Debt issuance costs					$ 711
Convertible senior notes, effective interest rate					1.56%
Beneficial conversion feature (BCF) recognized					$ 12,113
Debt discount					$ 12,113
Ordinary shares, par value | $ / shares					$ 38.00